Consolidated Statements of Cash Flows (Unaudited) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities:
Net loss	$ (9,500)	$ (254,620)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Depreciation and goodwill written-off		245,120
Changes in assets and liabilities
Prepaid expenses
Accounts payable and accrued expenses	9,500	9,500
Net cash provided by (used in) operating activities
Cash flows from financing activities:
Proceeds from exercise of warrants
Proceeds from issuance of common stock
Proceeds from notes payable
Net cash provided by financing activities
NET INCREASE (DECREASE) IN CASH
Cash - beginning of year
Cash - end of year
SUPPLEMENTAL DISCLOSURES:
Cash paid for interest
Cash paid for income taxes